Ordinary Share (Details) $ / shares in Units, ¥ in Millions				1 Months Ended			12 Months Ended
	Feb. 28, 2025 USD ($) $ / shares shares	Jul. 28, 2024	Jul. 28, 2023 USD ($)	Sep. 30, 2023 USD ($) $ / shares shares	Feb. 28, 2021 USD ($) shares	Oct. 31, 2020 USD ($) $ / shares shares	Mar. 31, 2025 $ / shares shares	Mar. 31, 2024 CNY (¥) shares	Mar. 31, 2024 USD ($) shares
Ordinary Share [Line Items]
Ordinary share ratio						0.75
Maximum purchased number of shares (in Dollars) | $			$ 7,000,000
Gross proceeds (in Dollars) | $									$ 3,300,000
Discounted on other losses (in Yuan Renminbi) | ¥								¥ 5.9
VG Master Fund SPC [Member]
Ordinary Share [Line Items]
Percentage of purchase price		80.00%
Gross proceeds (in Dollars) | $									$ 3,300,000
Class A Ordinary Share [Member]
Ordinary Share [Line Items]
Ordinary shares, shares issued							447,691,753	147,691,753	147,691,753
Ordinary shares, shares outstanding							447,691,753	147,691,753	147,691,753
Converted price (in Dollars per share) | $ / shares							$ 0.001
Description of voting rights of ordinary share							each holder of Class A ordinary share is entitled to one
Repurchased ordinary shares					521,924
Repurchased share value (in Dollars) | $					$ 4,800,000
Class B Ordinary Share [Member]
Ordinary Share [Line Items]
Ordinary shares, shares issued							13,037,729	13,037,729	13,037,729
Ordinary shares, shares outstanding							13,037,729	13,037,729	13,037,729
Converted price (in Dollars per share) | $ / shares							$ 0.001
Number of shares designed							12,204,604
Description of voting rights of ordinary share							each holder of Class B ordinary share is entitled to twenty votes
ADS [Member]
Ordinary Share [Line Items]
Maximum of amarican depository shares (in Dollars) | $			7,000,000
Amount of maximum amarican depository shares (in Dollars) | $			$ 35,000
ADS [Member] | VG Master Fund SPC [Member]
Ordinary Share [Line Items]
Sold of shares								4,500,000	4,500,000
Series A Preferred Stock [Member]
Ordinary Share [Line Items]
Converted into ordinary shares							7,844,137
Series B Preferred Shares [Member]
Ordinary Share [Line Items]
Convertible preferred shares							9,067,384
Converted into ordinary shares							8,557,980
Preferred shares, conversion basis							1:0.94
Series C+ Preferred Shares [Member]
Ordinary Share [Line Items]
Convertible preferred shares							6,734,459
Converted into ordinary shares							6,883,520
Preferred shares, conversion basis							1:1.02
IPO [Member]
Ordinary Share [Line Items]
Net proceeds (in Dollars) | $						$ 61,000,000
IPO [Member] | ADS [Member]
Ordinary Share [Line Items]
Sold of shares						7,000,000
ADS offering shares						5,250,000
Price per share (in Dollars per share) | $ / shares						$ 10
IPO [Member] | Series A Preferred Stock [Member]
Ordinary Share [Line Items]
Convertible preferred shares							10,340,000
Over-Allotment Option [Member] | ADS [Member]
Ordinary Share [Line Items]
Sold of shares						1,050,000
Series A Preferred Stock [Member]
Ordinary Share [Line Items]
Preferred shares, conversion basis							1: 0.76
Series C Preferred Stock [Member] | IPO [Member]
Ordinary Share [Line Items]
Converted into ordinary shares							833,125
Private Placement [Member] | Class A Ordinary Share [Member]
Ordinary Share [Line Items]
Ordinary shares, shares issued				15,000,000			300,000,000
Sold of shares	300,000,000			15,000,000
Price per share (in Dollars per share) | $ / shares	$ 1.2			$ 0.233
Total consideration (in Dollars) | $	$ 2,400,000			$ 3,500,000